UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2002
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	May 22, 2002


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $70,307

List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion   Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs  Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------  -----  ------ ------
AES Corp.                      Common   00130h105   558       62100   x                       28540         33560
AOL Time Warner                Common   00184A105   504       21300   x                        8160         13140
Anadarko Petroleum             Common   032511107  2388       42305   x                       18660         23645
BP Amoco PLC Sponsored ADR     Common   110889409   291        5479   x                                      5479
Baxter International           Common   071813109  3510       58965   x                       26170         32795
Boeing                         Common   097023105  2658       55090   x                       24600         30490
Bristol Myers                  Common   110122108   300        7400   x                         800          6600
Coach                          Common   189754104  3252       64136   x                       27096         37040
Concord EFS, Inc.              Common   206197105   631       18980   x                        7310         11670
Duke Energy                    Common   264399106  2619       69275   x                       28640         40635
Electronic Data Systems        Common   285661104  2735       47170   x                       20930         26240
Exxon-Mobil                    Common   30231G102  3166       72228   x                       31660         40568
Federal Natl Mtg               Common   313586109  2774       34730   x                       15400         19330
General Electric               Common   369604103   318        8500   x                        1500          7000
GlaxoSmithKline                Common   37733w105  2575       54781   x                       23397         31384
Goodrich Corp.                 Common   382388106  3139       99222   x                       42892         56330
Halliburton                    Common   406216101   562       32930   x                       14220         18710
Johnson & Johnson              Common   478160104   409        6300   x                                      6300
Jones Apparel                  Common   480074103  2944       84230   x                       37280         46950
KLA-Tencor                     Common   482480100  2948       44330   x                       19890         24440
Lowes Companies                Common   548661107   742       17070   x                        6280         10790
MGM Mirage                     Common   552953101  3280       90540   x                       40250         50290
Mellon Financial               Common   58551A108  2779       72025   x                       31110         40915
Nextel Communications          Common   65332V103    93       17250   x                        5100         12150
Nokia Corp.                    Common   654902204   422       20332   x                        7200         13132
Pepsico                        Common   713448108   475        9230   x                        3460          5770
Pfizer                         Common   717081103   683       17175   x                        6230         10945
Procter & Gamble               Common   742718109   325        3610   x                         500          3110
Scientific-Atlanta, Inc.       Common   808655104  2256       97655   x                       42760         54895
Symantec                       Common   871503108  3513       85240   x                       37090         48150
Sysco Corp.                    Common   871829107   796       26690   x                       10260         16430
Target Corp.                   Common   87612E106   617       14310   x                        5680          8630
Tenet Healthcare Corp.         Common   88033G100  3073       45855   x                       20160         25695
Tyco International Ltd.        Common   902124106  1832       56690   x                       26930         29760
U.S. Bancorp                   Common   902973304  2509      111151   x                       48860         62291
Univision Communications, Inc  Common   914906102   564       13430   x                        6620          6810
Verizon Communications         Common   92343v104  2231       48395   x                       19500         28895
Washington Mutual              Common   939322103  2843       85815   x                       38105         47710
Wyeth                          Common   983024100   318        4840   x                         490          4350
Yum! Brands, Inc.              Common   988498101  2446       41619   x                       18370         23249
Fifth Third Bancorp            Common   316773100   229        3391   x                                      3391